Convertible securities (Details)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Preference shares liabilities | Series D preference shares
Disclosure of detailed information about borrowings [line items]
Number of shares issued in conversion | shares	2,729,893
Note 1
Disclosure of detailed information about borrowings [line items]
Aggregate principal value | $	$ 12,500,000
Coupon rate at the time of redemption	2.00%
Accrued interest rate at the time repayment fails	8.00%
Conversion of series D preference shares | $ / shares	$ 4.5789
Note 2
Disclosure of detailed information about borrowings [line items]
Aggregate principal value | $	$ 5,000,000
Coupon rate at the time of redemption	2.00%
Accrued interest rate at the time repayment fails	8.00%
Conversion of series D preference shares | $ / shares	$ 6.6023